Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		¥ 5,201,004	¥ 6,151,017	¥ 4,034,375
Other comprehensive income (loss)	$ 12,894	88,652	(120,963)	142,526
Ending Balance	780,042	5,363,184	5,201,004	6,151,017
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(2,673)	118,290	(24,236)
Other comprehensive income (loss)		88,652	(120,963)	142,526
Ending Balance	$ 12,505	¥ 85,979	¥ (2,673)	¥ 118,290